Recent Accounting Pronouncements (Narrative) (Details) - USD ($)	Dec. 31, 2019	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets	$ 16,632,000
Operating lease liability	24,221,000
Operating lease, minimum payments	$ 48,820,000
ASU 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term right-of-use assets		$ 16,700,000
Operating lease liability		24,800,000
ASU 2016-02 | Accumulated Deficit
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment		$ 0